Mutual Funds	Supplement

Nuveen Mutual Funds

SUPPLEMENT NO. 1
Dated June 1, 2026 to the Summary Prospectus of the Nuveen Core Impact Bond Fund dated August 1, 2025

SUPPLEMENT NO. 1
Dated June 1, 2026 to the Summary Prospectuses of the Nuveen Green Bond Fund and Nuveen Short Duration Impact Bond Fund dated August 1, 2025, as supplemented May 1, 2026

SUPPLEMENT NO. 1
dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026

SUPPLEMENT NO. 4
dated June 1, 2026 to the Statutory Prospectus of the Nuveen Fixed-Income Funds dated August 1, 2025

The Board of Trustees (the “Board”) of the Nuveen Core Impact Bond Fund has approved the following changes to the Fund’s name and its non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the “Name Policy”), which are expected to go into effect on August 1, 2026:

•	The Fund’s name will be changed from “Nuveen Core Impact Bond Fund” to “Nuveen Core and Impact Bond Fund.”

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in bonds will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in a combination of core bonds and impact bonds.

The Board of the Nuveen Green Bond Fund has approved the following changes to the Fund’s Name Policy, which is expected to go into effect on August 1, 2026:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in bonds will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in green bonds.

The Board of the Nuveen Short Duration Impact Bond Fund has approved the following changes to the Fund’s name and its Name Policy, which are expected to go into effect on August 1, 2026:

•	The Fund’s name will be changed from “Nuveen Short Duration Impact Bond Fund” to “Nuveen Short Duration and Impact Bond Fund.”

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in bonds will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in a combination of short duration bonds and impact bonds.

Effective August 1, 2026, the following hereby replaces in its entirety the up-front Class A sales charges table for the Nuveen Inflation Linked Bond Fund, Nuveen Bond Index Fund, Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Core Impact Bond Fund (to be renamed Nuveen Core and Impact Bond Fund) and Nuveen Green Bond Fund in the “Class A shares” sub-section in the “What share classes we offer” sub-section in the “How you can buy and sell shares” section beginning on page 93 of the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds and beginning on page 173 of the Statutory Prospectus of the Nuveen Fixed-Income Funds:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	3.75%	3.90%	3.25%
$50,000 but less than $100,000	3.50	3.63	3.00
$100,000 but less than $250,000	3.00	3.09	2.50
$250,000 and over*	—	—	1.00

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase. See “Contingent deferred sales charges” below for information concerning the CDSC and “How to reduce your sales charge—CDSC waivers and reductions” below for information concerning CDSC waivers and reductions.

Effective August 1, 2026, the following hereby replaces in its entirety the up-front Class A sales charges table for the Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund in the “Class A shares” sub-section in the “What share classes we offer” sub-section in the “How you can buy and sell shares” section beginning on page 93 of the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.00%	4.17%	3.50%
$50,000 but less than $100,000	3.75	3.90	3.25
$100,000 but less than $250,000	3.25	3.36	2.75
$250,000 and over*	—	—	1.00

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase. See “Contingent deferred sales charges” below for information concerning the CDSC and “How to reduce your sales charge—CDSC waivers and reductions” below for information concerning CDSC waivers and reductions.

Effective August 1, 2026, the following hereby replaces in its entirety the up-front Class A sales charges table for the Nuveen High Yield Fund in the “Class A shares” sub-section in the “What share classes we offer” sub-section in the “How you can buy and sell shares” section beginning on page 173 of the Statutory Prospectus of the Nuveen Fixed-Income Funds:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 and over*	—	—	1.00

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase. See “Contingent deferred sales charges” below for information concerning the CDSC and “How to reduce your sales charge—CDSC waivers and reductions” below for information concerning CDSC waivers and reductions.

Effective August 1, 2026, the following hereby replaces in its entirety the up-front Class A sales charges table for the Nuveen Short Duration Impact Bond Fund (to be renamed Nuveen Short Duration and Impact Bond Fund), Nuveen Short Term Bond Fund and Nuveen Short Term Bond Index Fund in the “Class A shares” sub-section in the “What share classes we offer” sub-section in the “How you can buy and sell shares” section beginning on page 173 of the Statutory Prospectus of the Nuveen Fixed-Income Funds:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	2.50%	2.56%	2.00%
$50,000 but less than $100,000	2.00	2.04	1.60
$100,000 but less than $250,000	1.50	1.52	1.20
$250,000 and over*	—	—	0.70

*	You can purchase $500,000 or more of Class A shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 0.70% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 0.70% if you redeem any of your shares within 12 months of purchase. See “Contingent deferred sales charges” below for information concerning the CDSC and “How to reduce your sales charge—CDSC waivers and reductions” below for information concerning CDSC waivers and reductions.

Effective August 1, 2026, the following hereby replaces in its entirety the first bullet point in the first paragraph in the “Class A sales charge waivers” sub-section in the “How to reduce your sales charge” sub-section in the “How you can buy and sell shares” section beginning on page 100 of the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds:

•	Purchases of $1,000,000 or more for the Real Estate Securities Select Fund and $250,000 for all other Funds (although such purchases may be subject to a CDSC in certain circumstances, see “What share classes we offer—Contingent deferred sales charges” above).

Effective August 1, 2026, the following hereby replaces in its entirety the first bullet point in the first paragraph in the “Class A sales charge waivers” sub-section in the “How to reduce your sales charge” sub-section in the “How you can buy and sell shares” section beginning on page 181 of the Statutory Prospectus of the Nuveen Fixed-Income Funds:

•	Purchases of $250,000 or more (although such purchases may be subject to a CDSC in certain circumstances, see “What share classes we offer—Contingent deferred sales charges” above).

Effective August 1, 2026, the following hereby replaces in its entirety the first sentence in the first paragraph in the “CDSC waivers and reductions” sub-section in the “How to reduce your sales charge” sub-section in the “How you can buy and sell shares” section on page 102 of the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds:

The CDSC payable upon the redemption of Class A shares that were purchased at NAV without a sales charge because the purchase amount equaled or exceeded $1,000,000 for the Real Estate Securities Select Fund or $250,000 for all other Funds, may be waived or reduced under the following circumstances:

Effective August 1, 2026, the following hereby replaces in its entirety the first sentence in the first paragraph in the “CDSC waivers and reductions” sub-section in the “How to reduce your sales charge” sub-section in the “How you can buy and sell shares” section beginning on page 182 of the Statutory Prospectus of the Nuveen Fixed-Income Funds:

The CDSC payable upon the redemption of Class A shares that were purchased at NAV without a sales charge because the purchase amount equaled or exceeded $250,000, may be waived or reduced under the following circumstances:

MGN-NUVSUP-0626P